Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions		Sep. 30, 2015	Mar. 31, 2015
ASSETS
Cash and due from banks		¥ 3,651,229	¥ 3,353,236
Interest-earning deposits in other banks		44,237,744	37,364,698
Call loans, funds sold, and receivables under resale agreements		7,317,410	7,933,424
Receivables under securities borrowing transactions		6,739,901	4,659,545
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥13,371,696 and ¥11,577,204 at March 31, 2015 and September 30, 2015) (including ¥19,911,092 and ¥18,595,769 at March 31, 2015 and September 30, 2015 measured at fair value under fair value option)		44,004,179	46,904,903
Investment securities:
Available-for-sale securities-carried at fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥7,297,945 and ¥9,487,129 at March 31, 2015 and September 30, 2015)		42,274,655	47,490,404
Held-to-maturity securities-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥210,106 and ¥134,943 at March 31, 2015 and September 30, 2015) (fair value of ¥4,184,139 and ¥4,045,027 at March 31, 2015 and September 30, 2015)		3,998,298	4,130,451
Other investment securities		566,811	587,119
Total investment securities		46,839,764	52,207,974
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥1,418,642 and ¥1,264,768 at March 31, 2015 and September 30, 2015)	[1]	120,665,437	118,265,202
Allowance for credit losses		(947,346)	(1,055,479)
Net loans		119,718,091	117,209,723
Premises and equipment-net		1,012,868	982,205
Accrued interest		296,910	323,496
Customers' acceptance liability		165,893	205,384
Intangible assets-net		1,151,000	1,160,164
Goodwill		810,565	807,610
Deferred tax assets		85,122	90,674
Other assets (including ¥1,007 and ¥501 at March 31, 2015 and September 30, 2015 measured at fair value under fair value option)		7,948,139	7,683,290
Total assets		283,978,815	280,886,326
LIABILITIES AND EQUITY
Deposits: Domestic offices, Non-interest-bearing		17,930,788	17,829,620
Deposits: Domestic offices, Interest-bearing		109,058,919	107,968,674
Deposits: Overseas offices, principally interest-bearing		45,376,564	46,192,973
Total deposits		172,366,271	171,991,267
Call money, funds purchased, and payables under repurchase agreements		24,891,192	24,397,191
Payables under securities lending transactions		9,086,489	8,205,349
Due to trust account and other short-term borrowings (including ¥156,703 and ¥210,452 at March 31, 2015 and September 30, 2015 measured at fair value under fair value option)		14,113,350	13,156,799
Trading account liabilities		16,307,086	17,029,385
Obligations to return securities received as collateral		3,041,938	2,651,151
Bank acceptances outstanding		165,893	205,384
Accrued interest		131,611	132,330
Long-term debt (including ¥584,630 and ¥535,402 at March 31, 2015 and September 30, 2015 measured at fair value under fair value option)		20,751,691	19,968,735
Other liabilities		8,092,155	7,867,394
Total liabilities		¥ 268,947,676	¥ 265,604,985
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock-common stock authorized, 33,000,000,000 shares; common stock issued, 14,168,853,820 shares at March 31, 2015 and September 30, 2015, with no stated value		¥ 2,090,270	¥ 2,090,270
Capital surplus		5,955,148	5,959,626
Retained earnings:
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		3,678,834	3,424,864
Accumulated other comprehensive income, net of taxes		2,621,293	3,067,255
Treasury stock, at cost-151,647,230 common shares and 259,193,202 common shares at March 31, 2015 and September 30, 2015		(199,880)	(102,521)
Total Mitsubishi UFJ Financial Group shareholders' equity		14,385,236	14,679,065
Noncontrolling interests		645,903	602,276
Total equity		15,031,139	15,281,341
Total liabilities and equity		283,978,815	280,886,326
Consolidated VIEs [Member]
ASSETS
Cash and due from banks		86	1,240
Interest-earning deposits in other banks		39,771	51,136
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥13,371,696 and ¥11,577,204 at March 31, 2015 and September 30, 2015) (including ¥19,911,092 and ¥18,595,769 at March 31, 2015 and September 30, 2015 measured at fair value under fair value option)		2,315,136	3,069,297
Investment securities:
Total investment securities		1,203,310	1,077,274
Net loans		7,069,338	7,115,889
All other assets		355,015	326,307
Total assets		10,982,656	11,641,143
LIABILITIES AND EQUITY
Other short-term borrowings		41,908	49,594
Long-term debt (including ¥584,630 and ¥535,402 at March 31, 2015 and September 30, 2015 measured at fair value under fair value option)		724,655	793,333
All other liabilities		165,185	402,858
Total liabilities		¥ 931,748	¥ 1,245,785

[1]	The above table includes loans held for sale of ¥88,927 million at March 31, 2015 and ¥51,385 million at September 30, 2015, respectively, which are carried at the lower of cost or fair value.